INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Schedule of Principal in Non-Consolidated Companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 562,695	$ 468,516	$ 517,265
Techgen S.A. de C.V. | Mexico
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	48.00%	48.00%
Investments in non-consolidated companies	$ 161,315	$ 130,433
Unigal Usiminas Ltda. | Brazil
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	70.00%	70.00%
Investments in non-consolidated companies	$ 108,056	$ 98,280
MRS Logística S.A | Brazil
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	11.48%	11.48%
Investments in non-consolidated companies	$ 254,267	$ 203,778
Other non-consolidated companies
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 39,057	$ 36,025